REVENUE RECOGNITION	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
DIH Holding US, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
REVENUE RECOGNITION

3. Revenue Recognition

The Company’s revenues are derived from the sales of medical rehabilitation devices and technology services. The Company’s primary customers include healthcare systems, clinics, third-party healthcare providers, distributors, and other institutions, including governmental healthcare programs and group purchasing organizations.

Disaggregation of Revenue

The Company disaggregates its revenue with customers by category and by geographic region based on customer location, see Note 4 for further information. The following represents the net revenue for the three months ended June 30, 2023 and 2022, based on revenue category:

	For the Three Months Ended June 30,
	2023	2022
Devices	$10,338	$5,129
Services	2,609	2,648
Other	227	93
Total revenue, net	$13,174	$7,870

The majority of the revenue that is recognized at a point in time was primarily related to the revenues from devices and the majority of the revenue that is recognized over time was related to revenue from services. Other revenue primarily relates to freight and packaging on devices and recognized at a point in time.

Deferred Revenue and Remaining Performance Obligations

Deferred revenue as of June 30, 2023 and March 31, 2023 was $11,991 and $11,656, respectively. During the three months ended June 30, 2023 and 2022, the Company recognized $8,729 and $5,440 of revenue that was included in deferred revenue as of March 31, 2023 and March 31, 2022, respectively. Remaining performance obligations include goods and services that have not yet been delivered or provided under existing, noncancelable contracts with minimum purchase commitments. As of June 30, 2023 and March 31, 2023, the aggregate amount of the contracted revenue allocated to unsatisfied performance obligations was approximately $681 and $3,119, respectively. As of June 30, 2023 and March 31, 2023, the Company expects to recognize revenue on the majority of these remaining performance obligations over the next two years and four years, respectively.

3. Revenue Recognition

The Company’s revenues are derived from the sales of medical rehabilitation devices and technology services. The Company’s primary customers include healthcare systems, clinics, third-party healthcare providers, distributors, and other institutions, including governmental healthcare programs and group purchasing organizations.

Disaggregation of Revenue

The Company disaggregates its revenue with customers by category and by geographic region based on customer location, see Note 4 for further information. The following represents the net revenue for the years ended March 31, 2023 and 2022, based on revenue category:

	Years Ended March 31,
	2023	2022
		As Restated
Devices	$43,401	$39,659
Services	10,293	8,104
Other	1,304	1,275
Total revenue, net	$54,998	$49,038

The majority of the revenue that is recognized at a point in time was primarily related to the revenues from devices and the majority of the revenue that is recognized over time was related to revenue from services. Other revenue primarily relates to freight and packaging on devices and recognized at a point in time.

DIH HOLDING US, INC. AND SUBSIDIARIES

NOTES TO COMBINED FINANCIAL STATEMENTS

(in thousands)

Deferred Revenue and Remaining Performance Obligations

Deferred revenue as of March 31, 2023 and 2022 was $11,656 and $7,742, respectively. During the years ended March 31, 2023 and 2022, the Company recognized $5,440 and $6,120 of revenue that was included in deferred revenue as of March 31, 2022 and March 31, 2021, respectively. Remaining performance obligations include goods and services that have not yet been delivered or provided under existing, noncancellable contracts with minimum purchase commitments. As of March 31, 2023 and 2022, the aggregate amount of the contracted revenue allocated to unsatisfied performance obligations was approximately $3,119 and $2,302, respectively. As of March 31, 2023 and 2022, the Company expects to recognize revenue on the majority of these remaining performance obligations over the next four years and three years, respectively.